Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Future non-cancelable commitments related to certain contractual obligations

The Partnership had the following non-cancelable contractual commitments as of December 31, 2016:

	Revolving Credit Agreements	3.77% Senior Notes	8.50% Senior Notes (1)	Asset Retirement Obligation (2)	Other	Total
	(in thousands)
2017	$—	$1,677	$—	$6,499	$7,428	$15,604
2018	—	806	—	—	4,507	5,313
2019	888,250	2,233	—	—	4,389	894,872
2020	—	2,299	—	—	2,670	4,969
2021	—	4,430	300,000	—	2,244	306,674
Thereafter	—	48,555	—	44,363	17,991	110,909
	$888,250	$60,000	$300,000	$50,862	$39,229	$1,338,341

(1) Upon closing of the JPE Merger, the proceeds from the 8.50% Senior Notes were used to repay the JPE Credit Agreement.
(2) In some cases, there is insufficient information to reasonably determine the timing and/or method of settlement for purposes of estimating the fair value of the asset retirement obligation. In these cases, the asset retirement obligation cost is considered indeterminate because there is no data or information that can be derived from past practice, industry practice, management's experience, or the asset's estimated economic life.